Income Taxes	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8—Income Taxes

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

Income tax provisions at the federal statutory rate	34%
Effect of operating losses	-34%
0%

At December 31, 2017, we have a net operating loss carryforward of approximately $8.0 million for Federal and State purposes. This loss will be available to offset future taxable income. If not used, this carryforward will begin to expire in 2029. The deferred tax asset relating to the operating loss carryforward has been fully reserved at March 31, 2018, December 31, 2017 and December 31, 2016. The principal differences between the operating loss for income tax purposes and reporting purposes are shares issued for services and share-based compensation and a temporary difference in depreciation expense.